Derivative liabilities - Movements (Details) - Derivatives - USD ($)			12 Months Ended
	Jan. 17, 2025	Dec. 21, 2024	Aug. 31, 2025	Aug. 31, 2024
Series A Convertible Preferred Shares
Derivative Liabilities
Opening balance			$ 514,589
Fair value at issuance				$ 8,998,800
Deferred loss at issuance				(5,998,800)
Revaluation at the end of the period			(901,504)	(7,599,463)
Amortization of the deferred loss during the period				5,385,601
Accelerated amortization of the deferred loss during the period			576,209
Voluntary conversions to Voting Common Shares during the period [Note 19]			(100,610)	(199,069)
Forced conversions to Voting Common Shares during the period [Note 19]		$ (71,784)	(71,784)
Currency translation			(16,900)	(72,480)
Closing balance				514,589
Series B Convertible Preferred Shares
Derivative Liabilities
Opening balance			1,078,936
Fair value at issuance				4,651,800
Deferred loss at issuance				(1,651,800)
Revaluation at the end of the period			(1,482,319)	(3,413,449)
Amortization of the deferred loss during the period				1,231,325
Accelerated amortization of the deferred loss during the period			580,881	276,881
Forced conversions to Voting Common Shares during the period [Note 19]	$ (136,298)		(136,298)
Currency translation			(40,527)	(15,821)
Closing balance			$ 673	$ 1,078,936